Commitments and Contingencies (Minimum Future Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 944
2015	634
2016 and on	491
Related Party [Member]
Operating Leased Assets [Line Items]
2014	$ 12